Segmented Information - Summary of Revenues and Expenses by Operating Segments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Operating Segments [Line Items]
Revenues (note 22)	$ 4,904	$ 24,633	$ 22,313
Cost of sales and other production expenses (note 7)	2,763	25,707	3,689
Manufacturing and purchase cost of product candidates used for R&D activities	37,044	38,667	34,703
R&D - Other expenses	38,070	46,191	58,820
Administration, selling and marketing expenses	45,283	29,448	29,563
Bad debt expense (note 22)			20,491
Segment loss	(118,256)	(115,380)	(124,953)
Loss (gain) on foreign exchange	(1,451)	4,696	(781)
Finance costs (note 23b)	14,056	22,041	7,889
Loss (gain) on extinguishments of liabilities (notes 16, 19a)	92,374	(33,626)	4,191
Share of losses of an associate (note 12)		22
Change in fair value of financial instruments measured at fair value through profit or loss (note 15)	(1,140)	1,000
Impairment losses (note 25)	12,366	149,952
Net income (loss) from continuing operations before taxes	(234,461)	(259,465)	(136,252)
Other information
Depreciation and amortization	8,858	4,539	3,669
Share-based payment expense	21,541	6,400	8,268
Operating Segments | Small Molecule Therapeutics
Disclosure Of Operating Segments [Line Items]
Revenues (note 22)	34		19,724
Manufacturing and purchase cost of product candidates used for R&D activities	132	1,692	1,755
R&D - Other expenses	15,419	14,234	17,426
Administration, selling and marketing expenses	4,709	3,522	3,669
Bad debt expense (note 22)			20,491
Segment loss	(20,226)	(19,448)	(23,617)
Other information
Depreciation and amortization	779	480	428
Share-based payment expense	4,782	1,270	1,509
Operating Segments | Plasma Derived Therapeutics
Disclosure Of Operating Segments [Line Items]
Revenues (note 22)	4,736	24,521	2,529
Cost of sales and other production expenses (note 7)	2,633	25,297	4,014
Manufacturing and purchase cost of product candidates used for R&D activities	37,107	37,107	32,764
R&D - Other expenses	22,366	31,727	40,963
Administration, selling and marketing expenses	8,368	10,393	13,488
Segment loss	(65,738)	(80,003)	(88,700)
Other information
Depreciation and amortization	7,400	3,644	2,880
Share-based payment expense	4,390	1,524	2,269
Reconciliation to Statement of Operations
Disclosure Of Operating Segments [Line Items]
Revenues (note 22)	134	112	60
Cost of sales and other production expenses (note 7)	130	410	(325)
Manufacturing and purchase cost of product candidates used for R&D activities	(195)	(132)	184
R&D - Other expenses	285	230	431
Administration, selling and marketing expenses	32,206	15,533	12,406
Segment loss	(32,292)	(15,929)	(12,636)
Other information
Depreciation and amortization	679	415	361
Share-based payment expense	$ 12,369	$ 3,606	$ 4,490